CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (Unaudited) - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2019		40,000,000	68,984,086
Balance, amount at Dec. 31, 2019	$ 643,831	$ 4,000	$ 6,898	$ 2,215,020	$ (1,582,087)
Net loss	(34,071)	$ 0	$ 0	0	(34,071)
Balance, shares at Mar. 31, 2020		40,000,000	68,984,086
Balance, amount at Mar. 31, 2020	609,760	$ 4,000	$ 6,898	2,215,020	(1,616,158)
Balance, shares at Dec. 31, 2019		40,000,000	68,984,086
Balance, amount at Dec. 31, 2019	643,831	$ 4,000	$ 6,898	2,215,020	(1,582,087)
Net loss	(30,925)
Balance, shares at Jun. 30, 2020		40,000,000	68,984,086
Balance, amount at Jun. 30, 2020	612,905	$ 4,000	$ 6,898	2,215,020	(1,613,013)
Balance, shares at Mar. 31, 2020		40,000,000	68,984,086
Balance, amount at Mar. 31, 2020	609,760	$ 4,000	$ 6,898	2,215,020	(1,616,158)
Net loss	3,145	$ 0	$ 0	0	3,145
Balance, shares at Jun. 30, 2020		40,000,000	68,984,086
Balance, amount at Jun. 30, 2020	612,905	$ 4,000	$ 6,898	2,215,020	(1,613,013)
Balance, shares at Dec. 31, 2020		40,000,000	68,984,086
Balance, amount at Dec. 31, 2020	566,955	$ 4,000	$ 6,898	2,215,020	(1,658,963)
Net loss	(69,967)	0	$ 0	0	(69,967)
Stock issued for cash, shares			380,000
Stock issued for cash, amount	265,000	$ 0	$ 38	264,962	0
Balance, shares at Mar. 31, 2021		40,000,000	69,364,086
Balance, amount at Mar. 31, 2021	761,988	$ 4,000	$ 6,936	2,479,982	(1,728,930)
Balance, shares at Dec. 31, 2020		40,000,000	68,984,086
Balance, amount at Dec. 31, 2020	566,955	$ 4,000	$ 6,898	2,215,020	(1,658,963)
Net loss	(514,298)
Balance, shares at Jun. 30, 2021		40,000,000	69,689,086
Balance, amount at Jun. 30, 2021	619,157	$ 4,000	$ 6,969	2,781,449	(2,173,261)
Balance, shares at Mar. 31, 2021		40,000,000	69,364,086
Balance, amount at Mar. 31, 2021	761,988	$ 4,000	$ 6,936	2,479,982	(1,728,930)
Net loss	(444,331)	0	$ 0	0	(444,331)
Stock issued for cash, shares			175,000
Stock issued for cash, amount	150,000	$ 0	$ 18	149,982	0
Stock issued for professional services, shares			150,000
Stock issued for professional services, amount	151,500		$ 15	151,485
Balance, shares at Jun. 30, 2021		40,000,000	69,689,086
Balance, amount at Jun. 30, 2021	$ 619,157	$ 4,000	$ 6,969	$ 2,781,449	$ (2,173,261)